Nature and extent of risk arising from financial instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash	$ 16,133	$ 29,268
Derivative financial liabilities	34	419
Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	38	3,553
Investment portfolio	5,813	5,958
Derivative financial liabilities	(26)	(310)
Debentures	$ (3,971)	$ (4,562)